INCOME TAXES - Reconciliation (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Amount
Tax at PRC Mainland statutory tax rate	¥ 1,825
Research and development expenses super deduction	(84)
Share based compensation	105
Other nontaxable nondeductible items	4
Withholding Tax	313
Total	¥ 2,161	$ 309	¥ 1,662	¥ 1,204
Tax Jurisdiction of Domicile [Extensible Enumeration]	CHINA	CHINA
Percent
Tax at PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Nontaxable or nondeductible items			4.00%	2.00%
Statutory tax rate difference			(2.00%)	(4.00%)
Changes in Valuation Allowance			1.00%	0.00%
Research and development expenses super deduction	(1.15%)	(1.15%)
Share based compensation	1.44%	1.44%
Other nontaxable nondeductible items	0.06%	0.06%
Withholding Tax	4.29%	4.29%
Effect of tax holiday			(1.00%)	(1.00%)
Effect of cash dividends			8.00%	1.00%
Effective tax rate	29.60%	29.60%	35.00%	23.00%
CHINA
Amount
Changes in Valuation Allowance	¥ 131
Others	¥ (5)
Percent
Changes in Valuation Allowance	1.80%	1.80%
Others	(0.08%)	(0.08%)
Hong Kong
Amount
Statutory tax rate difference	¥ (214)
Percent
Statutory tax rate difference	(2.93%)	(2.93%)
Germany
Amount
Changes in Valuation Allowance	¥ (139)
Effect of tax rate adjustment	131
Others	¥ 24
Percent
Changes in Valuation Allowance	(1.91%)	(1.91%)
Effect of tax rate adjustment	1.79%	1.79%
Others	0.33%	0.33%
Other foreign jurisdictions
Amount
Others	¥ 70
Percent
Others	0.96%	0.96%